AFS and HTM Debt Securities, Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 215,700	$ 170,650
Available-for sale, at amortized cost, net of allowance for credit losses, including portfolio level basis adjustments	215,775	170,607
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	1,864	155
Available-for-sale, gross unrealized gains	1,864	155
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(3,991)	(7,827)
Available-for-sale, gross unrealized losses	(3,991)	(7,827)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(2,127)	(7,672)
Available-for-sale, net unrealized gains (losses)	(2,202)	(7,629)
Available-for-sale, at fair value excluding portfolio level basis adjustments	213,573	162,978
Available-for-sale debt securities, at fair value	213,573	162,978
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	208,023	234,948
Held-to-maturity, gross unrealized gains	189	106
Held-to-maturity, gross unrealized losses	(32,415)	(41,275)
Held-to-maturity, net unrealized gains (losses)	(32,226)	(41,169)
Held-to-maturity, at fair value	175,797	193,779
Total AFS and HTM Debt securities:
Amortized cost including portfolio level basis adjustment, net	423,798	405,555
Debt securities, gross unrealized gains	2,053	261
Debt securities, gross unrealized losses	(36,406)	(49,102)
Debt securities, net unrealized gains (losses)	(34,428)	(48,798)
Fair value	$ 389,370	$ 356,757
AFS and HTM Debt Securities Textual [Abstract]
Debt securities, available-for-sale, accounting policy election, accrued interest writeoff method [Fixed List]	Reversing interest income	Reversing interest income
Debt securities, held-to-maturity, accounting policy election, accrued interest writeoff method [Fixed List]	Reversing interest income	Reversing interest income
Debt securities, available-for-sale, excluded accrued interest from amortized cost [true false]	true	true
Debt securities, held-to-maturity, excluded accrued interest [true false]	true	true
Allowance for credit loss, available-for-sale debt securities	$ 23	$ 34
Allowance for credit loss, held-to-maturity debt securities	95	95
Fair value hedging [Member]
Available-for-sale debt securities:
Portfolio level basis adjustments	75	(43)
Reversal of portfolio level basis adjustments	(75)	43
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	51,738	23,791
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	308	1
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(237)	(507)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	71	(506)
Available-for-sale, at fair value excluding portfolio level basis adjustments	51,809	23,285
Available-for-sale debt securities, at fair value	51,809
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	3,797	3,794
Held-to-maturity, gross unrealized gains	0	0
Held-to-maturity, gross unrealized losses	(1,747)	(1,779)
Held-to-maturity, net unrealized gains (losses)	(1,747)	(1,779)
Held-to-maturity, at fair value	2,050	2,015
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	10,706	12,542
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	34	11
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(343)	(518)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(309)	(507)
Available-for-sale, at fair value excluding portfolio level basis adjustments	10,397	12,035
Available-for-sale debt securities, at fair value	10,397	12,035
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	17,476	18,200
Held-to-maturity, gross unrealized gains	2	0
Held-to-maturity, gross unrealized losses	(3,270)	(3,342)
Held-to-maturity, net unrealized gains (losses)	(3,268)	(3,342)
Held-to-maturity, at fair value	14,208	14,858
Securities of U.S. states and political subdivisions [Member] | Nontaxable preferred debt securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	2,500	2,800
Available-for-sale, at fair value excluding portfolio level basis adjustments	2,500	2,800
Federal agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	142,022	129,703
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	1,447	84
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(3,389)	(6,758)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(1,942)	(6,674)
Available-for-sale, at fair value excluding portfolio level basis adjustments	140,080	123,029
Available-for-sale debt securities, at fair value	140,080
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	178,882	193,982
Held-to-maturity, gross unrealized gains	79	0
Held-to-maturity, gross unrealized losses	(27,353)	(36,029)
Held-to-maturity, net unrealized gains (losses)	(27,274)	(36,029)
Held-to-maturity, at fair value	151,608	157,953
Non-agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	2,141	1,844
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	3	3
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(18)	(41)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(15)	(38)
Available-for-sale, at fair value excluding portfolio level basis adjustments	2,126	1,806
Available-for-sale debt securities, at fair value	2,126
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	1,497	1,364
Held-to-maturity, gross unrealized gains	82	50
Held-to-maturity, gross unrealized losses	(39)	(81)
Held-to-maturity, net unrealized gains (losses)	43	(31)
Held-to-maturity, at fair value	1,540	1,333
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	7,895	2,196
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	11	6
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(2)	0
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	9	6
Available-for-sale, at fair value excluding portfolio level basis adjustments	7,904	2,202
Available-for-sale debt securities, at fair value	7,904	2,202
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	4,655	15,888
Held-to-maturity, gross unrealized gains	19	56
Held-to-maturity, gross unrealized losses	0	0
Held-to-maturity, net unrealized gains (losses)	19	56
Held-to-maturity, at fair value	4,674	15,944
Other debt securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	1,198	574
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	61	50
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(2)	(3)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	59	47
Available-for-sale, at fair value excluding portfolio level basis adjustments	1,257	621
Available-for-sale debt securities, at fair value	1,257
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	1,716	1,720
Held-to-maturity, gross unrealized gains	7	0
Held-to-maturity, gross unrealized losses	(6)	(44)
Held-to-maturity, net unrealized gains (losses)	1	(44)
Held-to-maturity, at fair value	$ 1,717	$ 1,676